SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Operating Lease
Operating lease asset	$ 276,615	$ 318,114
Total lease asset	276,615	318,114
Operating lease liability – current portion	69,949	55,036
Operating lease liability – noncurrent portion	297,423	297,529
Total lease liability	$ 367,372	$ 352,565